Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	86,417	142,256	210,146
Provision for the year	55,839	67,967	500,336
Write-off	—	(77)	(314)
Balance at the end of the year	142,256	210,146	710,168

Accounts receivable
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable from real estate developers	2,455,936	1,579,913
Accounts receivable from individual customers	6,313	14,995
	2,462,249	1,594,908
Less: allowance for doubtful accounts	(210,146)	(710,168)
Accounts receivable, net	2,252,103	884,740